Label	Element	Value
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	$ 363,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	$ 107,942,000